Earnings (loss) per share (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2025	Feb. 29, 2024
Notes and other explanatory information [abstract]
Net (loss) income attributable to shareholders		$ (2,521)	$ 1,080	$ (1,540)	$ 114
Weighted average number of common shares for basic EPS	[1]	293,529,403	288,835,707	292,593,795	288,317,270
Effect of dilutive stock options, warrants, restricted share units (“RSU”) and share awards			2,126,123		2,478,001
Weighted average number of common shares for diluted EPS	[1]	293,529,403	290,961,830	292,593,795	290,795,271

[1]	The weighted average number of common shares for basic and diluted EPS include 12.1 million of vested, but unissued, gross common shares relating to share-based compensation.